Note 3 - Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2024
Note 3 - Selling, general and administrative expenses
Note 3 - Selling, general and administrative expenses

3     Selling, general and administrative expenses

	Year ended December 31,
	2024	2023	2022
Services and fees	183,659	163,723	148,331
Labor cost	705,849	652,820	518,500
Depreciation of property, plant and equipment	25,668	21,517	21,883
Amortization of intangible assets	41,557	40,761	59,018
Depreciation of right-of-use assets	35,569	19,925	15,975
Freights and other selling expenses	624,113	696,705	641,812
Provisions for contingencies	30,356	38,899	20,606
Allowances for doubtful accounts	(1,095)	3,590	(223)
Taxes	152,388	170,484	121,410
Other	106,764	110,883	87,263
	1,904,828	1,919,307	1,634,575